UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

40|86 Strategic Income Fund

(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032

(Address of principal executive offices) (Zip code)

William P. Kovacs, Esq.
11825 N. Pennsylvania Street
Carmel, IN 46032

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-817-6300

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

40/86 STRATEGIC INCOME FUND Schedule of Investments September 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value

CORPORATE BONDS (130.7% of net assets)

Amusement and Recreation Services (7.3%)
1,335,000	Blockbuster, Inc., 9.000%, due 09/01/2012	$1,391,738
1,275,000	MGM Mirage, Inc., 8.500%, due 09/15/2010	1,455,094
830,000	Pinnacle Entertainment, 8.250%, due 03/15/2012 (a) Cost-$824,334; Acquired-02/27/2004	836,225
875,000	Six Flags, Inc., 8.875%, due 02/01/2010	824,687
1,075,000	Vail Resorts, Inc., 6.750%, due 02/15/2014	1,091,125
		5,598,869

Apparel and Other Finished Products (2.9%)
945,000	Phillips Van-Heusen Corp., 7.250%, due 02/15/2011 (a) Cost-$951,150; Acquired-02/12/2004, 02/13/2004 and 06/09/2004	987,525
1,155,000	Russell Corp., 9.250%, due 05/01/2010	1,258,950
		2,246,475

Building Services (4.2%)
1,075,000	Meritage Homes Corp., 7.000%, due 05/01/2014, (a) Cost-$1,075,000; Acquired-09/08/2004 and 09/13/2004	1,107,250
1,060,000	THL BuildCo., Inc., 8.500%, due 09/01/2014 (a) Cost-$1,060,000; Acquired 08/12/2004	1,115,650
1,005,000	Universal Hospital Services, Inc., 10.125%, due 11/01/2011	1,025,100
		3,248,000

Cable and Other Pay Television Services (9.3%)
890,000	Cablevision Systems Corp., 8.000%, due 04/15/2012, (a) Cost-$890,000; Acquired-03/30/2004	934,500
555,000	Charter Communications Holdings LLC, 11.125%, due 01/15/2011	452,325
565,000	Charter Communications Holdings LLC, STEP (b) 0.000%/13.500%, due 01/15/2011	406,800
1,110,000	Echostar DBS, Corp., 6.625%, 10/01/2014, (a) Cost-$1,100,032; Acquired-09/20/2004	1,108,613
1,345,000	Innova S De R. L., 9.375%, due 09/19/2013	1,469,412
1,215,000	Insight Communications Co., Inc., STEP (b) 0.000%/12.250%, due 02/15/2011	1,142,100
1,110,000	Qwest Communications, 7.250%, due 02/15/2011, (a) Cost-$1,103,047; Acquired-01/30/2004	1,057,275
580,000	Superior Essex Communications & Essex Group., Inc., 9.000%, due 04/15/2012, (a) Cost-$564,315; Acquired-04/27/2004 and 05/05/2004	582,900
		7,153,925

Chemicals and Allied Products (5.9%)
990,000	Elizabeth Arden, Inc., 7.750%, due 01/15/2014, (a) Cost-$1,000,500; Acquired-01/08/2004 and 06/09/2004	1,044,450
630,000	Hercules, Inc., 6.750%, due 10/15/2029, (a) Cost-$630,000; Acquired-03/25/2004	645,750
363,000	HMP Equity Holdings Corp., 0.000%, due 05/15/2008, (a) Cost-$163,488; Acquired-04/30/2004 ©	230,505
385,000	Huntsman ICI Chemicals, 10.125%, due 07/01/2009	406,175
825,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	961,125
635,000	Rockwood Specialties Group, 10.625%, due 05/15/2011	701,675
420,000	Terra Capital, Inc., 12.875%, due 10/15/2008	522,900
		4,512,580

Communication Services (6.7%)
1,615,000	American Tower Corp., 7.125%, due 10/15/2012 (a) Cost-$1,615,669; Acquired-09/28/2004 and 09/29/2004	1,606,925
795,000	Crown Castle International Corp., 7.500% due 12/01/2013	836,737
726,000	Panamsat Corp., 9.000%, due 08/15/2014, (a) Cost-726,000; Acqired-08/02/2004	758,670
440,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011	492,800
620,000	Rural Cellar Corp., 8.250%, due 03/15/2012, (a) Cost-$620,000; Acquired - 03/15/2004	633,950
780,000	Spectrasite, Inc., 8.250%, due 05/15/2010	842,400
		5,171,482

Electric, Gas, and Sanitary Services (5.9%)
1,150,000	Allied Waste North America, 6.125%, due 02/15/2014, (a) Cost-$1,104,981; Acquired-01/21/2004 and 06/29/2004	$1,078,125
690,000	Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost-$721,023; Acquired-03/11/2004	796,950
790,000	El Paso Production Holdings, 7.750%, due 06/01/2013	795,925
800,000	Midwest Generation LLC, 8.560%, due 01/02/2016	840,000
910,000	Southern Natural Gas, 8.875%, due 03/15/2010	1,028,300
		4,539,300

Electronic, Other Electrical Equipment, except Computers (8.4%)
357,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010	406,088
865,000	Celestica, Inc., 7.875%, due 07/01/2011	901,762
1,230,000	Flextronics International Ltd., 6.500%, due 05/15/2013	1,263,825
1,075,000	Freescale Semiconductor, 7.1250%, due 07/15/2014 (a) Cost-$1,075,000; Acquired-07/16/2004	1,123,375
850,000	IPC Acquisition Corp., 11.500%, due 12/15/2009	939,250
1,205,000	Rayovac Corp, 8.500%, due 10/01/2013	1,313,450
488,000	Telecorp PCS, Inc., 10.625%, due 07/15/2010	542,123
		6,489,873

Fabricated Metal Products, except Machinery and Transportation Equipment (0.9%)
640,000	Jacuzzi Brands, Inc., 9.625%, due 07/01/2010	710,400

Food and Kindred Products (0.7%)
480,000	Reddy Ice Group, Inc., 8.875%, due 08/01/2011	519,600

Foreign Goverments (3.4%)
1,845,000	Federative Republic of Brazil, 10.500%, due 07/14/2014	2,059,020
535,000	Russian Federation, 5.000%, due 03/31/2030	517,612
		2,576,632

Health Services (6.0%)
840,000	Hanger Orthopedic Group, 10.375%, due 02/15/2009	777,000
500,000	HealthSouth Corp., 7.375%, due 10/01/2006	510,000
1,305,000	HealthSouth Corp., 10.750%, due 10/01/2008	1,362,094
535,000	OmniCare, Inc., 6.125%, due 06/01/2013	540,350
1,295,000	Res-Care, Inc., 10.625%, due 11/15/2008	1,405,075
		4,594,519

Hotels, Other Lodging Places (5.5%)
865,000	Hilton Hotels Corp., 7.500%, due 12/15/2017	994,750
1,050,000	Host Marriott, LP, 7.000%, due 08/15/2012, (a) Cost $1,034,383;Aquired 07/27/2004	1,110,375
975,000	Park Place Entertainment Corp., 8.125%, due 05/15/2011	1,131,000
910,000	Starwood Hotels & Resorts, 7.375%, due 11/15/2015	996,450
		4,232,575

Industrial and Commercial Machinery and Computer Equipment (2.7%)
250,000	Rexnord Corp., 10.125%, due 12/15/2012	$283,750
1,050,000	Terex Corp., 7.375%, due 01/15/2014	1,107,750
660,000	Unova, Inc., 7.000%, due 03/15/2008	683,100
		2,074,600

Lumber and Wood Products, except Furniture (3.2%)
890,000	Ainsworth Lumber Corp.., 6.750%, due 03/15/2014, (a) Cost-$860,142; Acquired-02/27/2004 and 06/07/2004	861,075
1,400,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015	1,603,000
		2,464,075

Measuring Instruments, Photo Goods, Watches (1.1%)
775,000	DRS Technologies, Inc., 6.875%, due 11/01/2013	809,875

Miscellaneous Manufacturing Industries (3.2%)
1,845,000	Blount, Inc., 8.875%, 08/01/2012	1,969,538
440,000	Polypore, Inc., 8.750%, due 05/15/2012, (a) Cost-$440,000; Acquired-05/06/2004	458,700
		2,428,238

Miscellaneous Retail (2.2%)
1,630,000	Jean Coutu Group, 7.625%, due 08/01/2012	1,666,675

Municipal Bonds (1.5%)
1,205,131	Tobacco Settlement Finance Corp., 6.360%, due 05/15/2025	1,178,244

Oil and Gas Drilling (1.6%)
1,135,000	Pride International, Inc., 7.375%, due 07/15/2014, (a) Cost-$1,161,169; Acquired-06/22/2004 and 07/21/2004	1,265,525

Oil and Gas Extraction (3.5%)
1,300,000	Chesapeake Energy Corp., 7.000%, due 08/15/2014 (a) Cost-$1,335,246; Acquired 08/05/2004 and 09/27/2004	1,381,250
650,000	Houston Exploration Co., 7.000%, due 06/15/2013	684,125
580,000	Plains E&P Co., 7.125%, due 06/15/2014 (a) Cost-$581,058; Acquired-06/18/2004	624,950
		2,690,325

Paper and Allied Products (7.2%)
1,115,000	Abitibi-Consolidated, Inc., 7.750%, due 06/15/2011, (a) Cost-$1,130,411; Acquired-06/15/2004 and 09/22/2004	1,154,025
835,000	Cenveo Corp., 9.625%, due 03/15/2012	922,675
235,000	Cenveo Corp., 7.875%, due 12/01/2013	230,300
805,000	Graham Packing, Co., 8.500%, due 10/15/2012, (a) Cost-$815,031; Acquired-09/29/2004	825,125
1,100,000	Graphic Packaging International, 9.500%, due 08/15/2013	1,262,250
1,055,000	Stone Container, 7.375%, due 07/15/2014	1,110,388
		5,504,763

Personal Services (3.7%)
1,660,000	Adesa, Inc., 7.625%, due 06/15/2012	1,718,100
1,025,000	Service Corp. International, 7.700%, due 04/15/2009	1,109,562
		2,827,662

Pipelines (3.0%)
1,120,000	Pacific Energy Partners, 7.125%, due 06/15/2014, (a) Cost-$1,125,625; Acquired-06/10/2004, 06/14/2004 and 07/16/2004	1,218,000
1,000,000	Transmontaigne, Inc., 9.125%, due 06/01/2010, (a) Cost-$1,144,625; Acquired-09/22/2004	1,127,500
		2,345,500

Printing, Publishing and Allied Industries (4.9%)
210,000	Dex Media East LLC, 9.875%, due 11/15/2009	242,550
478,000	Dex Media East LLC, 12.125%, due 11/15/2012	597,500
938,000	Dex Media West LLC, Series B, 9.875%, due 08/15/2013	1,106,840
655,000	Sun Media Corp., 7.625%, due 02/15/2013	704,125
1,055,000	Warner Music Group., 7.375%, due 04/15/2014, (a) Cost-$1,042,453; Acquired-04/01/2004 and 07/21/2004	1,097,200
		3,748,215

Real Estate Investment Trusts (REITS) (1.7%)
390,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	$435,825
800,000	Senior Housing Properties Trust, 7.875%, due 04/15/2015	872,000
		1,307,825

Retail-Restaurants (0.7%)
535,000	Denny's Corp./Holdings, Inc., 10.000%, due 10/01/2012, (a) Cost-$535,000; Acquired-09/29/2004	539,681

Stone, Clay, Glass and Concrete Products (3.4%)
1,475,000	Owens-Brockway Glass, 8.250%, due 05/15/2013	1,578,250
1,005,000	U.S. Concrete, Inc., 8.375%, due 04/01/2014, (a) Cost-$1,007,050; Acquired-03/26/2004 and 06/10/2004	1,055,250
		2,633,500

Special Purpose Entity (4.5%)
645,000	Academia Charter School, 8.100%, due 08/15/2024	662,015
1,967,000	Dow Jones CDX Hybrid, 7.750%, due 12/29/2009, (a) Cost-$1,947,972; Acquired-07/08/2004, 07/19/2004, 07/20/2004, 08/03/2004 and 09/24/2004	1,994,046
805,000	Riddell Bell Holdings, 8.375%, due 10/01/2012, (a) Cost-$818,163; Acquired-09/23/2004	822,106
		3,478,167

Telephone Communications (7.3%)
741,200	AirGate PCS, Inc., 9.375% due 09/01/2009 (a) Cost-$562,321; Acquired-02/26/2004	756,024
695,000	Cincinnati Bell, Inc., 7.250%, due 07/15/2013	672,412
390,000	Cincinnati Bell, Inc., 8.375%, due 01/15/2014	357,825
875,000	Fairpoint Communications, 12.500%, due 05/01/2010	940,625
1,310,000	LG Telecom Co. Ltd., 8.250%, due 07/15/2009, (a) Cost-$1,314,163;Aquired-07/09/2004 and 07/24/2004	1,368,840
1,440,000	Nextel Communications, Inc., 6.875%, due 10/31/2013	1,504,800
		5,600,526

Television Broadcasting Stations (1.7%)
1,235,000	Sinclair Broadcasting Group, 8.000%, due 03/15/2012	1,287,488

Transportation Equipment (0.9%)
645,000	United Components, Inc., 9.375%, due 06/15/2013	698,213

Water Transportation (1.2%)
850,000	Royal Carribean Cruises, 8.000%, due 05/15/2010	961,563

Wholesale Trade - Durable Goods (1.4%)
1,050,000	Fisher Scientific International, 6.750%, due 08/15/2014	1,107,750

Wholesale Trade - Non-Durable Goods (3.0%)
1,165,000	DIMON, Inc., 7.750%, due 06/01/2013	1,141,700
1,055,000	FastenTech, Inc., 11.5000%, due 05/01/2011, (a) Cost-$1,168,719; Acquired-06/03/2004, 06/21/2004 and 07/27/2004	1,192,150
		2,333,850

	Total Corporate Bonds (cost $95,481,940)	$100,546,490

PREFERRED STOCK (1.0% of net assets)
Transportation by Air (0.0%)
361	US Airways, Inc.(d)	0

Apparel and Other Finished Products (1.0%)
29,717	Tommy Hilfiger USA, Inc., 9.000%	745,600
		745,600

	Total Preferred Stock (cost $741,147)	745,600

BENEFICIAL CERTIFICATES (0.4% of net assets)
Transportation by Air (0.4%)
10,723,505	US Airways, Inc. Beneficial Certificates (d)	321,705

	Total Beneficial Certificates (cost $0)	321,705

WARRANTS (0.1% of net assets)
Industrial and Commercial Machinery and Computer Equipment (0.1%)
363	HMP Equity Holdings., expire 05/15/2008	83,671

	Total Warrants (cost $49,399)	83,671

SHORT-TERM OBLIGATIONS (3.3% of net assets)
2,555,475	Temporary Investment Fund, Inc.	2,555,475

	Total Short-Term Investments (cost $2,555,475)	2,555,475

	Total Investments (135.5% of net assets) (cost $98,827,961)	$104,252,941

	Liabilities, less other assets (-35.5% of net assets)	(27,317,382)

	Total Net Assets (100.0%)	$76,935,559

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	STEP - Bonds where the coupon increases or steps up at a predetermined rate.
(c)	Zero Coupon - Bonds that make no interest payments.
(d)	Security in default.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		40|86 Strategic Income Fund

By (Signature and Title)*	/s/	Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date		November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date		November 23, 2004

By (Signature and Title)*	/s/	Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)
Date		November 23, 2004

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Gregory J. Hahn, certify that:

1.	I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	[Omitted]

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

	(d)	[Omitted]; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	November 23, 2004	/s/	Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act

I, Audrey L. Kurzawa, certify that:

1.		I have reviewed this report on Form N-Q of 40|86 Strategic Income Fund;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3© under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	(b)	[Omitted]

(c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

	(d)	[Omitted]; and

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date	November 23, 2004	/s/	Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(Principal financial officer)